Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares
Profit or loss [abstract]
Revenues	€ 42,827	$ 50,285	€ 40,467	€ 48,834
Operating expenses	(19,408)	(22,788)	(19,803)	(22,861)
Depreciation and amortization expenses	(16,481)	(19,351)	(15,887)	(16,012)
Gross profit	6,938	8,146	4,777	9,961
Project development costs	(2,649)	(3,110)	(4,101)	(4,465)
General and administrative expenses	(6,369)	(7,478)	(6,063)	(5,283)
Share of profits of equity accounted investee	16,930	19,878	11,062	4,320
Other income, net	3,599	4,226	3,409
Operating profit	18,449	21,662	9,084	4,533
Financing income	2,876	3,377	2,495	8,747
Financing income (expenses) in connection with derivatives and warrants, net	(3,917)	(4,599)	1,140	251
Financing expenses	(26,317)	(30,899)	(23,286)	(12,555)
Financing expenses, net	(27,358)	(32,121)	(19,651)	(3,557)
Profit (loss) before taxes on income	(8,909)	(10,459)	(10,567)	976
Tax benefit	2,528	2,968	1,424	1,436
Profit (loss) from continuing operations	(6,381)	(7,491)	(9,143)	2,412
Profit (loss) from discontinued operation (net of tax)			137	(1,787)
Profit (loss) for the year	(6,381)	(7,491)	(9,006)	625
Profit (loss) attributable to:
Owners of the Company	(2,133)	(2,504)	(6,524)	2,219
Non-controlling interests	(4,248)	(4,987)	(2,482)	(1,594)
Profit (loss) for the year	(6,381)	(7,491)	(9,006)	625
Other comprehensive income (loss) items after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations	2,517	2,955	8,007	(7,949)
Foreign currency translation differences for foreign operations that were recognized in profit or loss			255
Effective portion of change in fair value of cash flow hedges	2,546	2,989	5,631	39,431
Net change in fair value of cash flow hedges transferred to profit or loss	(2,734)	(3,211)	(813)	9,794
Total other comprehensive income	2,329	2,733	13,080	41,276
Total other comprehensive income attributable to:
Owners of the Company	2,336	2,742	10,039	16,931
Non-controlling interests	(7)	(9)	3,041	24,345
Total other comprehensive income	2,329	2,733	13,080	41,276
Total comprehensive income (loss) for the year	(4,052)	(4,758)	4,074	41,901
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	203	238	3,515	19,150
Non-controlling interests	(4,255)	(4,996)	559	22,751
Total comprehensive income (loss) for the year	€ (4,052)	$ (4,758)	€ 4,074	€ 41,901
Basic net earning (loss) per share (in Euro per share and Dollars per share) | (per share)	€ (0.16)	$ (0.19)	€ (0.51)	€ 0.17
Diluted net earning (loss) per share (in Euro per share and Dollars per share) | (per share)	(0.16)	(0.19)	(0.51)	0.17
Basic profit (loss) per share from continuing operations (in Euro per share and Dollars per share) | (per share)	(0.16)	(0.19)	(0.52)	0.31
Diluted profit (loss) per share from continuing operations (in Euro per share and Dollars per share) | (per share)	(0.16)	(0.19)	(0.52)	0.31
Basic profit (loss) per share from discontinued operation (in Euro per share and Dollars per share) | (per share)			0.01	(0.14)
Diluted profit (loss) per share from discontinued operation (in Euro per share and Dollars per share) | (per share)			€ 0.01	€ (0.14)